Investment in the joint venture - Equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investment in the joint venture - Equity method (Tables)
Investment in the joint venture - Equity method
	December 31,	December 31,
	2021	2020
Share of the joint ventures’ (loss) for the year ended	$(177)	$(2,030)
Carrying amount of the Company’s investments in the joint ventures	$27,494	$27,671